NEW ACCOUNTING STANDARDS AND INTERPRETATIONS	12 Months Ended
Dec. 31, 2019
New Accounting Standards And Interpretations
NOTE 5 - NEW ACCOUNTING STANDARDS AND INTERPRETATIONS

Issued and Adopted in Current Year Financial Statements

IFRS 16, Leases

This standard introduces a new approach to lessee accounting that requires a lessee to recognize assets and liabilities for the rights and obligations created by leases. IFRS 16 requires a lessee to recognize assets and liabilities for all leases with a term of more than 12 months and for which the underlying asset is not of low value. The IASB concluded that such an approach will result in a more faithful representation of a lessee’s assets and liabilities and, together with enhanced disclosures, greater transparency of a lessee’s financial leverage and capital employed. IFRS 16 requires enhanced disclosure by lessors of information about their risk exposure.

Effective for annual reporting periods beginning on or after January 1, 2019. Early application is permitted for entities that apply IFRS 15, Revenue from Contracts with Customers, at or before the date of initial application of IFRS 16.

A lessee should apply IFRS 16 to its leases either: (a) retrospectively to each prior reporting period presented applying IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors; or (b) retrospectively with the cumulative effect of initially applying IFRS 16 recognized at the date of initial application. A lessor is not required to make any adjustments on transition for leases in which it is a lessor and should account for those leases applying IFRS 16 from the date of initial application.

Nymox adopted IFRS 16 on January 1, 2019 with an immaterial cumulative adjustment of $11,667 to accumulated deficit rather than retrospectively adjusting prior periods. This adoption approach resulted in a balance sheet presentation that is not comparable to the prior period. We used an incremental borrowing rate as a discount rate for our operating leases. The discount rate ranges from 6.89% to 7.10%.The adoption of IFRS16 resulted in the recognition of operating lease assets of approximately $393,000 and liabilities of approximately $405,000. The average remaining years for our lease are 1.4 year as of December 31, 2019.